Taxes (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current tax assets
Current tax assets		$ 625,374	$ 1,129,098
Current tax liabilities
Current tax liabilities		2,005,688	2,130,940
Income tax [Member]
Current tax liabilities
Current tax liabilities	[1]	1,305,011	1,478,294
National tax on gasoline and surtax on gasoline [Member]
Current tax liabilities
Current tax liabilities		136,706	324,402
Other taxes [Member]
Current tax liabilities
Current tax liabilities	[2]	512,588	328,244
Carbon tax [Member]
Current tax liabilities
Current tax liabilities		51,383	0
Income tax [Member]
Current tax assets
Current tax assets	[1]	165,437	308,868
Credit tax balance [Member]
Current tax assets
Current tax assets	[3]	234,410	598,140
Other taxes [Member]
Current tax assets
Current tax assets		$ 225,527	$ 222,090

[1]	Corresponds to the resulting value after subtracting advanced tax payments, favorable balances and advance payments settled in the previous year's statement. The main variation compared to the previous period corresponds to the decrease in non-deductible expenses, and the effects of the tax reform on issues such as depreciation and exchange difference.
[2]	Mainly includes VAT payable balances and industry and commerce tax.
[3]	Includes mainly the value added tax (VAT) receivable balance.